CONSOLIDATED STATEMENTS OF OPERATIONS (USD $)	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010
Management fee income	$ 0	$ 4,632,022	$ 4,450,438
Share of loss on operating joint ventures	0	(2,448,005)	(8,247,873)
Gain on disposal of investment	7,889,513	0	0
Revenues	7,889,513	2,184,017	(3,797,435)
Operating expenses
General and administrative expenses	3,178,337	4,705,283	5,450,965
Total operating expenses	3,178,337	4,705,283	5,450,965
Gain / (loss) from operations	4,711,176	(2,521,266)	(9,248,400)
Other income / (expenses)
Interest income	144,022	945	10,566
Interest expense	(10,844,031)	(6,639,531)	(4,211,707)
Forfeiture of investment fund	0	(754,979)	0
Provision for impairment on investment	0	(9,806,150)	0
Other income	0	0	17,566
Total other expenses	(10,700,009)	(17,199,715)	(4,183,575)
Loss before income taxes	(5,988,833)	(19,720,981)	(13,431,975)
Income taxes expenses	(11)	(1,015,951)	(975,712)
Net loss	$ (5,988,844)	$ (20,736,932)	$ (14,407,687)
Net loss per ordinary share
- Basic and fully diluted (in dollars per share)	$ (0.42)	$ (1.57)	$ (1.97)
Weighted average number of shares
- Basic and fully diluted (in shares)	14,377,967	13,244,284	7,327,475